Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,464,000
Previously Paid Amount	0.00
Total Fee Amount	202.18
Total Offset Amount	0.00
Net Fee	202.18
Narrative - Max Aggregate Offering Price	$ 1,464,000
Final Prospectus	true